Common shares (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock that have been granted under our equity incentive plan during the six months ended June 30, 2023.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2022	2,705,989	$21.63
Granted	1,817,750	55.61
Vested	(371,473)	20.89
Forfeited	(10,000)	19.83
Outstanding and non-vested, June 30, 2023	4,142,266	$36.61

Summary of future stock compensation expense	Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
From July 1, 2023 through December 31, 2023	$20,850	$1,654	$22,504
For the year ending December 31, 2024	37,753	1,818	39,571
For the year ending December 31, 2025	28,876	478	29,354
For the year ending December 31, 2026	14,589	—	14,589
For the year ending December 31, 2027	4,844	—	4,844

	$106,912	$3,950	$110,862